Events after the reporting period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events after the reporting period	44. Events after the reporting period 3,455,426 treasury shares were retired on February 14, 2022 in accordance with the resolution of the board of directors on February 8, 2022.